Intangible Assets, net - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 6,813,062	$ 875,344	$ 4,516,459	$ 5,514,165
Impairment loss of intangible assets	$ 14,242,561	$ 1,829,887	$ 0	$ 0